OTHER PAYABLES AND ACCRUALS (Details)	Jun. 30, 2017 CNY (¥)	Jun. 30, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Other Liabilities [Line Items]
Other payables and accruals	¥ 1,451,913,943	$ 214,168,711	¥ 1,019,420,371
Payables For Purchase Of Property Plant And Equipment [Member]
Other Liabilities [Line Items]
Other payables and accruals	667,388,704		410,326,563
Freight Payables [Member]
Other Liabilities [Line Items]
Other payables and accruals	337,388,849		208,186,310
Value -Added Tax And Other Tax Payable [Member]
Other Liabilities [Line Items]
Other payables and accruals	77,825,665		84,469,920
Accrued Warranty Cost [Member]
Other Liabilities [Line Items]
Other payables and accruals	75,808,205		64,045,947
Accrued Utilities Rentals And Interest [Member]
Other Liabilities [Line Items]
Other payables and accruals	17,801,840		36,748,524
Government Grants Related To Assets [Member]
Other Liabilities [Line Items]
Other payables and accruals	0		21,436,902
Contracted Labor Fee [Member]
Other Liabilities [Line Items]
Other payables and accruals	21,024,147		25,873,505
Countervailing and anti-dumping duty [Member]
Other Liabilities [Line Items]
Other payables and accruals	11,337,290		15,033,545
Accrued Professional Service Fees [Member]
Other Liabilities [Line Items]
Other payables and accruals	11,095,368		11,378,367
Commission payables [Member]
Other Liabilities [Line Items]
Other payables and accruals	5,686,297		1,125,092
Insurance premium payables [Member]
Other Liabilities [Line Items]
Other payables and accruals	372,915		735,408
Public offering issuance cost [Member]
Other Liabilities [Line Items]
Other payables and accruals	2,328,174		2,328,174
Others [Member]
Other Liabilities [Line Items]
Other payables and accruals	82,952,404		78,178,447
Sale Lease Back Payable [Member]
Other Liabilities [Line Items]
Other payables and accruals	101,443,202		59,553,667
Payables for Purchases of Project Assets [Member]
Other Liabilities [Line Items]
Other payables and accruals	¥ 39,460,883		¥ 0